Offerings	Jun. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0001 per share
Amount Registered | shares	17,409,000
Proposed Maximum Offering Price per Unit	0.00612
Maximum Aggregate Offering Price	$ 106,543.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 14.71
Offering Note	The ordinary shares of 36Kr Holdings Inc. (the "Registrant") registered hereunder may be represented by the Registrant's American depositary shares ("ADSs"), with each ADS representing 500 ordinary shares, par value $0.0001 per share. The registrant's ADSs issuable upon deposit of the ordinary shares have been registered under a separate registration statement on Form F-6 (333-234196). Represents ordinary shares issuable upon vesting of restricted share units and pursuant to other awards granted under the 2019 Share Incentive Plan (the "Plan") of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Plan. Represents ordinary shares to be issued for outstanding awards granted pursuant to the Plan as of the date of this Registration Statement. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$3.06 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the Nasdaq on June 12, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary shares, par value $0.0001 per share
Amount Registered | shares	141,961,000
Proposed Maximum Offering Price per Unit	0.00612
Maximum Aggregate Offering Price	$ 868,801.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 119.98
Offering Note	The ordinary shares of 36Kr Holdings Inc. (the "Registrant") registered hereunder may be represented by the Registrant's American depositary shares ("ADSs"), with each ADS representing 500 ordinary shares, par value $0.0001 per share. The registrant's ADSs issuable upon deposit of the ordinary shares have been registered under a separate registration statement on Form F-6 (333-234196). Represents ordinary shares issuable upon vesting of restricted share units and pursuant to other awards granted under the 2019 Share Incentive Plan (the "Plan") of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Plan. Represents ordinary shares reserved for future awards grants under the Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$3.06 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the Nasdaq on June 12, 2026.